Risk Management Activities - Net Risk Management Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	$ (592)
Commodity risk management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		$ 293
Commodity risk management | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(586)
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		8
Other | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(6)
Current | Commodity risk management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(414)	45
Current | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(6)	2
Long-term | Commodity risk management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(172)	248
Long-term | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	0	6
Financial Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		301
Cash flow hedges | Cash flow hedges | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(347)
Cash flow hedges | Cash flow hedges | Commodity risk management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		285
Cash flow hedges | Cash flow hedges | Commodity risk management | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(347)
Cash flow hedges | Cash flow hedges | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		3
Cash flow hedges | Cash flow hedges | Other | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	0
Cash flow hedges | Current | Cash flow hedges | Commodity risk management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(271)	33
Cash flow hedges | Current | Cash flow hedges | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	0	3
Cash flow hedges | Long-term | Cash flow hedges | Commodity risk management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(76)	252
Cash flow hedges | Long-term | Cash flow hedges | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	0	0
Cash flow hedges | Financial Assets | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		288
Not designated as a hedge | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(245)
Not designated as a hedge | Commodity risk management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		8
Not designated as a hedge | Commodity risk management | Long-term risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(96)	(4)
Not designated as a hedge | Commodity risk management | Current risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(143)
Not designated as a hedge | Commodity risk management | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(239)
Not designated as a hedge | Other | Long-term risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		6
Not designated as a hedge | Other | Current risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		(1)
Not designated as a hedge | Other | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(6)	5
Not designated as a hedge | Current | Commodity risk management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		12
Not designated as a hedge | Current | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(6)
Not designated as a hedge | Long-term | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	$ 0
Not designated as a hedge | Financial Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		$ 13